Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS

NOTE 8—INTANGIBLE ASSETS

The following provides a breakdown of identifiable intangible assets as of September 30, 2019 and December 31, 2018:

Customer Relationships	September 30, 2019	December 31, 2018
Identifiable intangible assets, gross	$34,000	$34,000
Accumulated amortization	(17,567)	(12,467)
Identifiable intangible assets, net	$16,433	$21,533

In connection with the acquisition of Neese, the Company identified intangible assets of $34,000 representing customer relationships. These assets are being amortized on a straight-line basis over their weighted average estimated useful life of 5 years and amortization expense amounted to $5,100 for the nine months ended September 30, 2019 and 2018, respectively.

As of September 30, 2019, the estimated annual amortization expense for each of the next four fiscal years is as follows:

2019 (remainder)	$1,700
2020	6,800
2021	6,800
2022	1,133
Total	$16,433

NOTE 6—INTANGIBLE ASSETS

The following provides a breakdown of identifiable intangible assets as of:

Customer Relationships	2018	2017
Identifiable intangible assets, gross	$34,000	$34,000
Accumulated amortization	(12,467)	(5,667)
Identifiable intangible assets, net	$21,533	$28,333

In connection with the acquisition of Neese, the Company identified intangible assets of $34,000 representing customer relationships. These assets are being amortized on a straight-line basis over their weighted average estimated useful life of 5 years and amortization expense amounted to $6,800 and $5,667 for the year ended December 31, 2018 and 2017, respectively.

As of December 31, 2018, the estimated annual amortization expense for each of the next four fiscal years is as follows:

2019	$6,800
2020	6,800
2021	6,800
2022	1,133
Total	$21,533